Loans	12 Months Ended
Dec. 31, 2011
Loans [Abstract]
Loans
NOTE 5.	LOANS

The composition of loans is summarized as follows:

	December 31,
	2011	2010
Unsecured	$848,418	$882,795
Cash Value	3,927,837	4,824,758
Residential Real Estate	31,146,880	38,447,647
Commercial Real Estate	181,117,917	186,281,923
Business Assets	1,821,587	3,386,296
Vehicles	1,948,661	2,585,997
Other	104,200	106,559

	220,915,500	236,515,975
Unearned loan fees	(742,898)	(970,203)
Allowance for loan losses	(5,154,505)	(5,223,764)

Loans, net	$215,018,097	$230,322,008

For purposes of the disclosures required pursuant to the adoption of amendments to ASC 310, the loan portfolio was disaggregated into segments. A portfolio segment is defined as the level at which the entity develops and documents a systematic method for determining its allowance for loan losses. There are seven loan portfolio segments that include unsecured, cash value, residential real estate, commercial real estate, business assets, vehicles, and other.

Unsecured – Loans in this segment are any loans, whether guaranteed, endorsed or co-made, that are not fully collateralized. Unsecured loans are subject to the lending policies and procedures described in Note 1. Total unsecured loans as of December 31, 2011 were 0.4% of the total loan portfolio.

Cash Value – These are loans fully secured by cash or cash equivalents. Cash value loans are subject to the lending policies and procedures described in Note 1. Total cash value loans as of December 31, 2011 were 1.8% of the total loan portfolio.

Residential Real Estate – These loans include all mortgages and other liens on residential real estate, as well as vacant land designated as residential real estate. Residential real estate loans are subject to the lending policies and procedures described in Note 1. Total residential real estate loans as of December 31, 2011 were 14.1% of the total loan portfolio.

Commercial Real Estate – The commercial real estate portfolio represents the largest category of the Company's loan portfolio. These loans include all mortgages and other liens on commercial real estate. Commercial real estate loans are subject to the lending policies and procedures described in Note 1. Total commercial real estate loans as of December 31, 2011 were 82.0% of the total loan portfolio.

Business Assets – Loans in this segment are made to businesses and are generally secured by business assets, equipment, inventory, and accounts receivable. Business assets loans are subject to the lending policies and procedures described in Note 1. Total business assets loans as of December 31, 2011 were 0.8% of the total loan portfolio.

Vehicles – Loans in this segment are secured by motor vehicles. Vehicle loans are subject to the lending policies and procedures described in Note 1. Total vehicle loans as of December 31, 2011 were 0.9% of the total loan portfolio.

Other – Loans in this segment are generally secured by consumer loans, but include all loans that do not belong in one of the other segments. Other loans are subject to the lending policies and procedures described in Note 1. Total other loans as of December 31, 2011 were less than 0.1% of the total loan portfolio.

The allowance for loan losses and loans evaluated for impairment for the year ended December 31, 2011, by portfolio segment, is as follows:

	Unsecured	Cash Value	Residential Real Estate	Commercial Real Estate	Business Assets	Vehicles	Other	Unallocated	Total
Allowance for loan losses:
December 31, 2011
Beginning balance	$63,020	$5,210	$2,258,833	$2,234,925	$316,844	$141,759	$5	$203,168	$5,223,764
Charge-offs	(68,717)	—	(1,532,779)	(1,058,851)	(219,264)	(174,728)	—	—	(3,054,339)
Recoveries	9,199	—	190,046	26,853	11,807	1,175	—	—	239,080
Provision	94,459	11,517	1,167,185	1,277,843	190,354	207,815	(5)	(203,168)	2,746,000

Ending balance	$97,961	$16,727	$2,083,285	$2,480,770	$299,741	$176,021	$—	$—	$5,154,505

Ending balance - individually evaluated impairment	$37,861	$17,054	$1,559,888	$942,959	$287,819	$67,891	$—	$—	$2,913,472

Loans:
Ending balance (1)	$848,418	$3,927,837	$31,146,880	$181,117,917	$1,821,587	$1,948,661	$104,200	$—	$220,915,500

Ending balance - Loans individually evaluated for impairment	$65,080	$17,054	$12,180,496	$35,582,735	$650,392	$145,395	$—	$—	$48,641,152

(1)	Loan balances presented are gross of unearned loan fees of $742,898.

The allowance for loan losses and loans evaluated for impairment for the year ended December 31, 2010, by portfolio segment, is as follows:

	Unsecured	Cash Value	Residential Real Estate	Commercial Real Estate	Business Assets	Vehicles	Other	Unallocated	Total
Allowance for loan losses:
December 31, 2010
Beginning balance	$121,061	$68,835	$2,945,465	$2,821,151	$483,536	$209,172	$41	$—	$6,649,261
Charge-offs	(48,444)	(2,840)	(1,107,937)	(989,904)	—	(16,509)	—	—	(2,165,634)
Recoveries	30,594	—	11,184	195,909	32,450	—	—	—	270,137
Provision	(40,191)	(60,785)	410,121	207,769	(199,142)	(50,904)	(36)	203,168	470,000

Ending balance	$63,020	$5,210	$2,258,833	$2,234,925	$316,844	$141,759	$5	$203,168	$5,223,764

Ending balance - individually evaluated impairment	$4,535	$—	$638,268	$989,599	$255,338	$122,269	$—	$—	$2,010,009

Loans:
Ending balance (1)	$882,795	$4,824,758	$38,447,647	$186,281,923	$3,386,296	$2,585,997	$106,559	$—	$236,515,975

Ending balance - Loans individually evaluated for impairment	$83,801	$—	$18,707,869	$29,430,587	$1,940,334	$238,945	$—	$—	$50,401,536

(1)	Loan balances presented are gross of unearned loan fees of $970,203.

A loan is considered impaired, in accordance with the impairment accounting guidance (FASB ASC 310-10-35-16), when based on current information and events, it is probable that the Company will be unable to collect all amounts due from the borrower in accordance with the contractual term of the loan. Impaired loans include loans modified in trouble debt restructuring where concessions have been granted to borrowers experiencing financial difficulties. These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection.

Impaired loans by portfolio segment are as follows:

	As of December 31, 2011
	Unpaid Total Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance
Unsecured	$65,080	$27,219	$37,861	$65,080	$37,861
Cash value	17,054	—	17,054	17,054	17,054
Residential real estate	13,754,238	7,738,672	4,441,824	12,180,496	1,559,888
Commercial real estate	37,035,387	18,762,620	16,820,115	35,582,735	942,959
Business assets	650,392	334,973	315,419	650,392	287,819
Vehicles	145,395	62,344	83,051	145,395	67,891
Other	—	—	—	—	—

	As of December 31, 2010
	Unpaid Total Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance
Unsecured	$83,801	$76,446	$7,355	$83,801	$4,535
Cash value	—	—	—	—	—
Residential real estate	21,894,780	17,387,990	1,319,879	18,707,869	638,268
Commercial real estate	31,165,379	22,062,076	7,368,511	29,430,587	989,599
Business assets	1,971,023	1,673,333	267,001	1,940,334	255,338
Vehicles	264,991	80,697	158,248	238,945	122,269
Other	—	—	—	—	—

When the Company measures impairment based on the present value of expected cash flows the changes in the present value of these cash flows on impaired loans are recognized as part of bad-debt expense. Interest income from impaired loans for the years ended December 31, 2011 and 2010, by portfolio segment, is as follows:

	Year ended December 31, 2011		Year ended December 31, 2010
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Unsecured	$65,096	$3,582	$72,556	$7,031
Cash value	127,981	1,314	45,829	—
Residential real estate	15,630,196	390,773	16,564,446	529,845
Commercial real estate	32,650,297	1,243,184	25,613,162	1,055,949
Business assets	1,251,354	31,742	1,025,838	138,329
Vehicles	160,830	12,539	187,439	3,532
Other	—	—	—	—

A primary credit quality indicator for financial institutions is delinquent balances. Following are the delinquent amounts, by portfolio segment, as of December 31, 2011:

	Current	30-89 Days	Greater Than 90 Days And Still Accruing	Total Accruing Past Due	Non-accrual	Total Financing Receivables
Unsecured	$680,215	$96,348	$25,358	$121,706	$46,497	$848,418
Cash value	3,627,793	282,990	—	282,990	17,054	3,927,837
Residential real estate	24,875,203	1,340,826	—	1,340,826	4,930,851	31,146,880
Commercial real estate	149,663,226	10,485,170	2,271,985	12,757,155	18,697,536	181,117,917
Business assets	997,810	308,062	—	308,062	515,715	1,821,587
Vehicles	1,679,728	91,771	—	91,771	177,162	1,948,661
Other	104,200	—	—	—	—	104,200

	$181,628,175	$12,605,167	$2,297,343	$14,902,510	$24,384,815	$220,915,500

Following are the delinquent amounts, by portfolio segment, as of December 31, 2010:

	Current	30-89 Days	Greater Than 90 Days And Still Accruing	Total Accruing Past Due	Non-accrual	Total Financing Receivables
Unsecured	$748,934	$86,414	$—	$86,414	$47,447	$882,795
Cash value	4,790,927	33,831	—	33,831	—	4,824,758
Residential real estate	25,093,331	3,101,601	610,925	3,712,526	9,641,790	38,447,647
Commercial real estate	159,067,792	8,305,542	—	8,305,542	18,908,589	186,281,923
Business assets	2,181,829	571,309	—	571,309	633,158	3,386,296
Vehicles	2,174,963	86,212	8,970	95,182	315,852	2,585,997
Other	106,559	—	—	—	—	106,559

	$194,164,335	$12,184,909	$619,895	$12,804,804	$29,546,836	$236,515,975

The accrual of interest on loans is discontinued when, in management's opinion, the borrower may be unable to meet payments as they become due, unless the loan is well-secured. When a loan becomes 90 days past due, it is evaluated to determine if the loan is well-secured and in the process of collection of past due amounts. Loans disclosed as included on nonaccrual status are generally past due over 90 days. However, as of December 31, 2011 three residential real estate loans totaling $69,017, five commercial real estate loans totaling $1,023,736 and 1 unsecured loan totaling $5,458 were past due less than 90 days and carried as nonaccrual at management's discretion based on the afore mentioned qualifications. As of December 31, 2011 loans past due over 90 and still accruing have been examined by management to ensure they are well-secured and in the process of collection of past due amounts.

The Company uses an eight-grade internal loan rating system for its loan portfolio as follows:

Grade 1—Prime (Excellent)—Loans to borrowers with unquestionable financial strength and a solid earning history. This category includes national, international, regional, local entities, and individuals with commensurate capitalization, profitability, income, or ready access to capital markets as well as loans collateralized by cash equivalents. These loans are considered substantially risk free.

Grade 2—Good (Superior)—Loans which exhibit a strong earnings record, and liquidity and leverage ratios that compare favorably with the industry. There are excellent prospects for continued growth. This category also includes those loans secured within margins with marketable collateral. Limited risk. The elements for risk for these borrowers are slightly greater than those associated with risk grade Prime.

Grade 3—Acceptable (Average)—Loans to borrowers with a satisfactory financial condition, liquidity, and earnings history which indications that the trend will continue. Working capital is considered adequate and income is sufficient to repay debt as scheduled. Handles normal credit needs in a satisfactory manner.

Grade 4—Fair (Watch)—Loans to borrowers which may show at least one of the following: start-up operation or venture capital, financial condition, adverse events which have not yet become trends such as sporadic profitability, occasional overdrafts, instances of slow pay, documentation deficiencies. Borrower may also exhibit substantial grantor support. Debt is being handled as agreed, and the primary source of repayment remains available. Circumstances may warrant more than normal monitoring, but are not serious enough to warrant criticism of classification.

Grade 5—Special Mention—Loans with potential weaknesses which may, if not checked and corrected, would weaken the assets or inadequately protect the Bank's credit position at some future date. These loans may require resolution of specific pending events before the associated risk can be adequately evaluated. These are criticized loans.

Grade 6—Substandard—Loans, which are inadequately protected by the net worth and cash flow capacity of the borrower or the collateral pledged. The credit risk in this situation relates to the possibility of some loss of principal or interest if the deficiencies are not corrected. These loans are considered classified.

Grade 7—Doubtful—Loans, which are inadequately protected by the net worth of the borrower or the collateral pledged and repayment in full is improbable on the basis of existing facts, values and conditions. The possibility of loss is high, but because of certain important and reasonable specific pending factors, which may work to the advantage and strengthening of the facility, its classification as an estimated loss is deferred until its more exact status may be determined. These loans are considered classified, as value is impaired. A full or partial reserve is warranted.

Grade 8—Loss—Loans, which are considered uncollectible and continuance as an unacceptable asset are not warranted. These loans are considered classified and are either charged off or fully reserved against.

The following table presents the Company's loans by risk rating, before unearned loan fees, at December 31, 2011:

Rating:	Unsecured	Cash Value	Residential Real Estate	Commercial Real Estate	Business Assets	Vehicles	Other	Total
Grade 1 (Prime)	$15,490	$27,296	$—	$—	$—	$—	$—	$42,786
Grade 2 (Superior)	20,127	190,867	—	354,446	—	18,929	—	584,369
Grade 3 (Acceptable-Average)	575,653	3,574,692	12,193,364	119,006,553	539,117	1,389,332	—	137,278,711
Grade 4 - Fair (Watch)	63,473	72,988	1,940,701	6,166,739	308,062	55,803	104,200	8,711,966
Grade 5 (Special Mention)	14,162	—	3,013,965	12,125,628	301,423	253,112	—	15,708,290
Grade 6 (Substandard)	159,513	61,994	13,892,036	43,464,551	672,985	231,381	—	58,482,460
Grade 7 (Doubtful)	—	—	106,814	—	—	104	—	106,918
Grade 8 (Loss)	—	—	—	—	—	—	—	—

	$848,418	$3,927,837	$31,146,880	$181,117,917	$1,821,587	$1,948,661	$104,200	$220,915,500

The following table presents the Company's loans by risk rating at December 31, 2010:

Rating:	Unsecured	Cash Value	Residential Real Estate	Commercial Real Estate	Business Assets	Vehicles	Other	Total
Grade 1 (Prime)	$—	$44,674	$—	$—	$—	$—	$—	$44,674
Grade 2 (Superior)	22,945	70,500	—	371,277	—	42,733	—	507,455
Grade 3 (Acceptable-Average)	538,193	4,006,005	14,756,707	134,777,727	844,321	1,770,983	—	156,693,936
Grade 4 - Fair (Watch)	34,410	703,579	2,717,276	9,840,462	1,707,272	355,056	106,559	15,464,614
Grade 5 (Special Mention)	68,892	—	2,741,872	4,143,158	—	30,812	—	6,984,734
Grade 6 (Substandard)	218,355	—	17,787,787	36,936,982	834,703	381,283	—	56,159,110
Grade 7 (Doubtful)	—	—	444,005	—	—	5,130	—	449,135
Grade 8 (Loss)	—	—	—	212,317	—	—	—	212,317

	$882,795	$4,824,758	$38,447,647	$186,281,923	$3,386,296	$2,585,997	$106,559	$236,515,975

Each loan is assigned a risk rating at origination, and grades are continuously assessed as part of the bank's loan grading system based on loan review results as well as internal evaluations. Grades are changed as necessary based on the most recent information and indications available for each loan.

In this current real estate environment it has become more common to restructure or modify the terms of certain loans under certain conditions (i.e. troubled debt restructures or "TDRs"). In those circumstances it may be beneficial to restructure the terms of a loan and work with the borrower for the benefit of both parties, versus forcing the property into foreclosure and having to dispose of it in an unfavorable real estate market. The Company has not forgiven any material principal amounts on any loan modifications to date.

At the time a loan is restructured, the Company considers the existing and anticipated cash flows and recent payment history to determine whether a restructured loan will accrue interest. Once a loan is restructured, missed payment under the revised note is an indication the customer is experiencing further cash flow difficulties, and therefore a restructure would immediately go to nonaccrual status. From time to time the Company has modified loans and not accounted for them as troubled debt restructurings. Given the current economic environment, especially with respect to interest rates, there have been instances where a good customer has come in to renegotiate for a more favorable rate or one more in line with market rates. Given this and similar circumstances we have made concessions to keep the relationship. In such cases these are not and will not be accounted for or reported as a TDR. Before any loan is modified and considered as a Troubled Debt Restructure, a thorough analysis is performed on current financial information and collateral valuation to derive a payment schedule that is supported by cash flows. The existing and anticipated cash flows and recent payment history will determine whether the loan will accrue interest or not.

The Company's TDRs as of December 31, 2011 and 2010 are presented below based on their status as performing or non-performing in accordance with the restructured terms:

	2011	2010
Performing TDRs	$13,360,284	$7,150,692
Non-performing TDRs	7,832,091	12,093,796

Total TDRs	$21,192,375	$19,244,488

TDRs quantified by loan type and classified separately as accrual and non-accrual are presented below:

	December 31, 2011
	Accruing	Non-Accrual	Total
Unsecured	$—	$13,604	$13,604
Cash value	—	—	—
Residential real estate	4,935,018	—	4,935,018
Commercial real estate	11,142,281	5,083,439	16,225,720
Business assets	12,205	—	12,205
Vehicles	5,828	—	5,828
Other	—	—	—

Total TDRs	$16,095,332	$5,097,043	$21,192,375

	December 31, 2010
	Accruing	Non-Accrual	Total
Unsecured	$—	$—	$—
Cash value	5,200	—	5,200
Residential real estate	2,535,160	5,063,019	7,598,179
Commercial real estate	4,600,274	7,030,777	11,631,051
Business assets	10,058	—	10,058
Vehicles	—	—	—
Other	—	—	—

Total TDRs	$7,150,692	$12,093,796	$19,244,488

The Company's policy is to return non-accrual TDR loans to accrual status when all the principal and interest amounts contractually due, pursuant to its modified terms, are brought current and future payments are reasonably assured. The policy also considers payment history of the borrower, but is not dependent upon a specific number of payments.

As of December 31, 2011 and 2010 TDRs totaling $20,983,196 and $12,433,192, respectively, were considered impaired loans. The Company recorded $726,270 and $121,956 in specific reserves as of December 31, 2011 and 2010, respectively. The Company recognized no charge offs on TDR loans during the year ended December 31, 2011. During the year ended December 31, 2010 the Company recognized charge offs of $871,836 related to TDR loans.

Loans are modified to minimize loan losses when the Company believes the modification will improve the borrower's financial condition and ability to repay the loan. The Company typically does not forgive principal. The Company generally either defers, or decreases monthly payments for a temporary period of time. A summary of the types of concessions made as of December 31, 2011 and 2010 are presented in the table below:

	2011	2010
Lowered interest rate and/or payment amount	$5,767,702	$4,824,816
Interest only payment terms	3,476,659	11,316,296
Interest only & rate reduction	935,697	197,544
Waived interest and/or late fees	5,478,899	1,970,060
A&B note structure	1,015,693	935,772
Substitution of debtor	4,517,725	—

Total TDRs	$21,192,375	$19,244,488

The following table presents loans modified as TDRs by class and related recorded investment, which includes accrued interest and fees on accruing loans, in those loans as of December 31, 2011 and 2010:

	2011		2010
	Number of Loans	Recorded Investment	Number of Loans	Recorded Investment
Unsecured	1	$13,604	0	$—
Cash value	0	—	1	5,773
Residential real estate	5	4,949,688	5	7,984,656
Commercial real estate	22	16,320,317	14	11,806,852
Business assets	2	12,799	1	10,114
Vehicles	2	6,017	0	—
Other	0	—	0	—

Total TDRs	32	$21,302,425	21	$19,807,395

There have been no loans modified as TDRs within the past twelve months for which there was a payment default within the twelve month period ended December 31, 2011.

In the ordinary course of business, the Company has granted loans to certain related parties including directors, executive officers, and their affiliates. The interest rates on these loans were substantially the same as rates prevailing at the time of the transaction and repayment terms are customary for the type of loan. Changes in related party loans for the year ended December 31, 2011 are as follows:

Balance, beginning of year	$3,026,856
Advances	19,793
Repayments	(170,946)
Change in related parties	(5,215)

Balance, end of year	$2,870,488